Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

12.    Commitments and Contingencies

Leases

Equipment and office, warehouse and production space under operating leases expire at various dates. Rent expense was $7.3 million for 2011, $6.4 million for 2010 and $7.5 million for 2009. Future minimum lease payments under the leases are as follows:

In thousands	Operating Leases	Capital Leases
2012	$6,694	$2,707
2013	4,695	2,288
2014	3,745	1,883
2015	3,075	25
2016	2,956	—
Thereafter	3,524	—

Total minimum lease payments	$24,689	$6,903

Less interest expense	—	(565)

Capital lease obligations	$—	$6,338

Forward Purchase Contracts

The Company is subject to market risk associated with changes in the price of precious metals. To mitigate the commodity price risk, the Company enters into forward contracts from time to time to purchase gold, platinum and silver based upon the estimated ounces needed to satisfy projected customer demand. The Company had purchase commitment contracts totaling $25.7 million outstanding as of December 31, 2011 with delivery dates occurring through 2012. The forward purchase contracts are considered normal purchases and therefore not subject to the requirements of derivative accounting. As of the end of 2011, the fair market value of open precious metal forward contracts was $24.1 million based on quoted future prices for each contract.

Environmental

The Company's operations are subject to a variety of federal, state, local and foreign laws and regulations governing emissions to air, discharge to water, the generation, handling, storage, transportation, treatment and disposal of hazardous substances and other materials, and employee health and safety matters, and from time to time the Company may be involved in remedial and compliance efforts.

Legal Proceedings

The Company is party from time to time to litigation arising in the ordinary course of business. This litigation may include actions related to petitions for reorganization under the U.S. bankruptcy laws filed by customers or others resulting in claims against the Company for the return of certain pre-petition payments that may be deemed preferential. The Company regularly analyzes current information and, as necessary, provides accruals for probable and estimable liabilities on the eventual disposition of these matters. The Company does not believe that the disposition of these matters will have a material adverse effect on its business, financial condition and results of operations.